                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September, 1999
                                               ----------------

Check here if Amendment [ ]; Amendment Number:___
  This Amendment (Check only one.): [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Menno Insurance Service d/b/a MMA Capital Management
Address:  1110 North Main Street
          Goshen
          Indiana 46528

13F File Number: 28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Randall M. Jacobs
Title:    Assistant Secretary
Phone:    219/533-9511

Signature, Place, and Date of Signing:

     /s/Randall M. Jacobs          Goshen, IN          11/05/99
   -----------------------    --------------------     ------------
         [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

     13F File Number     Name
     28-____________     _________________________________
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               -0-

Form 13F Information Table Entry Total:      $188,424,053

Form 13F Information Table Value Total:      $189,194,544
                                             ------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            13F File Number          Name
     _______        28-_______________       _________________________________

     [Repeat as necessary.]


                                                    MENNO INSURANCE SERVICE, INC.
                                                         THIRD QUARTER, 1999

                                   TITLE OF                            FAIR MARKET              INVESTMENT
ISSUER                              CLASS            CUSIP                VALUE       SHARES    DISCRETION         VOTING AUTHORITY

A T & T Corp                        Common           001957109         $ 3,039,302    69,869      Sole             Sole       69,869
Air Products & Chemicals Inc        Common           009158106           1,111,500    38,000      Sole             Sole       38,000
Albertson's Inc                     Common           013104104           3,378,680    85,400      Sole             Sole       85,400
Allstate Corp                       Common           020002101           3,577,356   143,450      Sole             Sole      143,450
Altera Corporation                  Common           021441100             824,125    19,000      Sole             Sole       19,000
Alza Corp                           Common           022615108           1,984,383    46,350      Sole             Sole       46,350
Applied Materials                   Common           038222105             749,689     9,650      Sole             Sole        9,650
Atlantic Richfield                  Common           048825103           2,652,103    29,925      Sole             Sole       29,925
BP Amoco PLC                        Common           055622104           1,976,017    17,832      Sole             Sole       17,832
Bank One Corp                       Common           06423A103           2,179,364    62,602      Sole             Sole       62,602
Bank of America Corp                Common           060505104           3,099,037    55,650      Sole             Sole       55,650
Bell Atlantic Corp                  Common           077853109           3,743,680    55,616      Sole             Sole       55,616
Biomet Inc                          Common           090613100           2,729,974   103,750      Sole             Sole      103,750
Boston Scientific Corp              Common           101137107           1,634,738    66,050      Sole             Sole       66,050
Bristol-Myers Squibb Co             Common           110122108           3,214,148    47,617      Sole             Sole       47,617
Callaway Golf Company               Common           131193104             192,875    15,825      Sole             Sole       15,825
Central Newspapers                  Common           154647101           5,110,825   114,850      Sole             Sole      114,850
Chubb Corp                          Common           171232101           2,164,891    43,625      Sole             Sole       43,625
Cincinnati Bell Inc                 Common           171870108           2,919,588   150,200      Sole             Sole      150,200
Cisco Systems Inc                   Common           17275R102           3,068,194    44,750      Sole             Sole       44,750
Compaq Computer Corp                Common           204493100           1,887,188    82,500      Sole             Sole       82,500
Dayton Hudson Co                    Common           239753106           2,926,570    48,725      Sole             Sole       48,725
Dionex Corp                         Common           254546104           2,669,738    62,450      Sole             Sole       62,450
Dollar General                      Common           256669102           2,117,809    68,593      Sole             Sole       68,593
Duke Realty Investments Inc         Common           264411505             339,300    17,400      Sole             Sole       17,400
Dura Automotive Systems             Common           26632M201             726,450    33,400      Sole             Sole       33,400
El Paso Energy Corp Delaware        Common           283905107           1,839,908    45,712      Sole             Sole       45,712
Eli Lilly & Co                      Common           532457108           2,413,469    37,600      Sole             Sole       37,600
Emerson Electric Co                 Common           291011104           2,200,522    34,825      Sole             Sole       34,825
Ensco International                 Common           26874Q100             405,966    22,475      Sole             Sole       22,475




                                   TITLE OF                            FAIR MARKET              INVESTMENT
ISSUER                              CLASS            CUSIP                VALUE       SHARES    DISCRETION         VOTING AUTHORITY

Fastenal Company                    Common           311900104           2,323,263    49,300      Sole             Sole       49,300
Federal Home Loan Mortgage          Common           313400301           4,934,800    94,900      Sole             Sole       94,900
Federal National Mortgage Assn      Common           313586109          $5,007,204    79,875      Sole             Sole       79,875
First Data Corp                     Common           319963104           2,056,641    46,875      Sole             Sole       46,875
Gannett Co                          Common           364730101           1,881,914    27,200      Sole             Sole       27,200
Gillette Company                    Common           375766102           2,138,094    63,000      Sole             Sole       63,000
Hewlett Packard Co                  Common           428236103           4,791,600    52,800      Sole             Sole       52,800
Intel Corp                          Common           458140100           1,300,478    17,500      Sole             Sole       17,500
Ionics Inc                          Common           462218108           3,261,781   100,750      Sole             Sole      100,750
JDS Uniphase                        Common           46612J101             728,403     6,400      Sole             Sole        6,400
Johnson & Johnson                   Common           478160104           2,944,594    32,050      Sole             Sole       32,050
Keycorp Inc                         Common           493267108           1,374,542    53,250      Sole             Sole       53,250
Kimberly Clark Corp                 Common           494368103           2,918,394    55,325      Sole             Sole       55,325
Lowe's Companies                    Common           548661107           2,878,688    59,050      Sole             Sole       59,050
Lucent Technologies Inc             Common           549463107           2,568,142    39,586      Sole             Sole       39,586
MCI Worldcom Inc                    Common           55268B106           3,266,719    45,450      Sole             Sole       45,450
MCN Corp                            Common           55267J100             447,318    26,025      Sole             Sole       26,025
Masco Corp                          Common           574599106           3,368,150   108,650      Sole             Sole      108,650
Medtronic Inc                       Common           585055106           3,876,367   109,000      Sole             Sole      109,000
Merck & Co Inc                      Common           589331107           2,908,095    44,869      Sole             Sole       44,869
Pepsico Inc                         Common           713448108           2,735,088    89,675      Sole             Sole       89,675
Petroleum Geo-Services              Common           716597109           3,247,382   170,350      Sole             Sole      170,350
Pitney Bowes Inc                    Common           724479100           4,861,329    79,775      Sole             Sole       79,775
Proctor & Gamble Co                 Common           742718109           2,634,375    28,100      Sole             Sole       28,100
R & B Falcon Corp                   Common           74912E101           3,008,250   229,200      Sole             Sole      229,200
SBC Communications Inc              Common           78387G103           4,317,683    84,556      Sole             Sole       84,556
Sara Lee Corp                       Common           803111103           2,469,569   105,650      Sole             Sole      105,650
Schlumberger Ltd                    Common           806857108             641,824    10,300      Sole             Sole       10,300
Seagate Technology Inc              Common           811804103           1,460,813    47,700      Sole             Sole       47,700
Sigma Aldrich Corp                  Common           826552101           3,815,556   120,175      Sole             Sole      120,175
Sonoco Products                     Common           835495102           1,451,683    63,634      Sole             Sole       63,634
St Jude Medical Inc                 Common           790849103           2,323,913    73,775      Sole             Sole       73,775
Sysco Corp                          Common           871829107           1,377,099    39,275      Sole             Sole       39,275



                                   TITLE OF                            FAIR MARKET              INVESTMENT
ISSUER                              CLASS            CUSIP                VALUE       SHARES    DISCRETION         VOTING AUTHORITY

Tellabs Inc                         Common           879664100           4,258,962    74,800      Sole             Sole       74,800
Texas Instruments Inc               Common           882508104           2,763,600    33,600      Sole             Sole       33,600
Thomas & Betts Corp                 Common           884315102           4,864,125    95,375      Sole             Sole       95,375
Wabash National Corp                Common           929566107           4,545,034   223,750      Sole             Sole      223,750
Warner Lambert                      Common           934488107             431,106     6,495      Sole             Sole        6,495
Wells Fargo Company                 Common           949746101           3,572,194    90,150      Sole             Sole       90,150
Willamette Industries               Common           969133107           3,726,000    86,400      Sole             Sole       86,400
Williams Companies Inc              Common           969457100           3,885,722   103,275      Sole             Sole      103,275
Xerox Corp                          Common           984121103           4,180,170    99,675      Sole             Sole       99,675

Total Aggregate                                                       $189,194,544
